Risk management - Forborne Loans (Details) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€) loan	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Forborne Loan Portfolio
Forbearance portfolio, Amount	€ 41,234
Percentage of forbearance portfolio	26.00%
Average coverage (as a percent)	53.00%
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables		€ 903,013	€ 840,004
Credit risk | Forborne loan portfolio
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 30,527	€ 36,164	€ 37,365
Credit risk | Forborne loan portfolio | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (10,707)
Credit risk | Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	1,766,116
Credit risk | Forborne loan portfolio | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 10,946
Credit risk | Forborne loan portfolio | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	869,194
Credit risk | Forborne loan portfolio | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 30,288
Credit risk | Forborne loan portfolio | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	16,048
Credit risk | Forborne loan portfolio | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	5,356
Public sector | Credit risk | Forborne loan portfolio | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (6)
Public sector | Credit risk | Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	37
Public sector | Credit risk | Forborne loan portfolio | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 76
Public sector | Credit risk | Forborne loan portfolio | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	16
Public sector | Credit risk | Forborne loan portfolio | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 18
Public sector | Credit risk | Forborne loan portfolio | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	11
Public sector | Credit risk | Forborne loan portfolio | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	4
Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (10)
Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	265
Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 11
Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	135
Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 38
Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	16
Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	15
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (6,339)
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	187,192
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 7,383
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	44,452
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 13,039
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	8,116
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	1,321
Construction and property development | Credit risk | Forborne loan portfolio | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (620)
Construction and property development | Credit risk | Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	426
Construction and property development | Credit risk | Forborne loan portfolio | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 313
Construction and property development | Credit risk | Forborne loan portfolio | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	1,889
Construction and property development | Credit risk | Forborne loan portfolio | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 1,932
Construction and property development | Credit risk | Forborne loan portfolio | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	1,600
Construction and property development | Credit risk | Forborne loan portfolio | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	30
Other warehouses | Credit risk | Forborne loan portfolio | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (4,352)
Other warehouses | Credit risk | Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	1,578,622
Other warehouses | Credit risk | Forborne loan portfolio | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 3,476
Other warehouses | Credit risk | Forborne loan portfolio | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	824,591
Other warehouses | Credit risk | Forborne loan portfolio | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 17,193
Other warehouses | Credit risk | Forborne loan portfolio | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	7,905
Other warehouses | Credit risk | Forborne loan portfolio | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 4,016
Nonperforming
Forborne Loan Portfolio
Percentage of forbearance portfolio	49.00%
Nonperforming | Credit risk | Forborne loan portfolio | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (8,634)
Nonperforming | Credit risk | Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	996,408
Nonperforming | Credit risk | Forborne loan portfolio | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 6,347
Nonperforming | Credit risk | Forborne loan portfolio | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	207,675
Nonperforming | Credit risk | Forborne loan portfolio | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 14,010
Nonperforming | Credit risk | Forborne loan portfolio | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	8,576
Nonperforming | Credit risk | Forborne loan portfolio | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	1,512
Nonperforming | Public sector | Credit risk | Forborne loan portfolio | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (2)
Nonperforming | Public sector | Credit risk | Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	13
Nonperforming | Public sector | Credit risk | Forborne loan portfolio | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 7
Nonperforming | Public sector | Credit risk | Forborne loan portfolio | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	9
Nonperforming | Public sector | Credit risk | Forborne loan portfolio | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 4
Nonperforming | Public sector | Credit risk | Forborne loan portfolio | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	4
Nonperforming | Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (9)
Nonperforming | Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	110
Nonperforming | Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 3
Nonperforming | Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	75
Nonperforming | Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 16
Nonperforming | Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	9
Nonperforming | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (5,851)
Nonperforming | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	121,445
Nonperforming | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 4,669
Nonperforming | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	26,122
Nonperforming | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 8,156
Nonperforming | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	5,058
Nonperforming | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	689
Nonperforming | Construction and property development | Credit risk | Forborne loan portfolio | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (594)
Nonperforming | Construction and property development | Credit risk | Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	328
Nonperforming | Construction and property development | Credit risk | Forborne loan portfolio | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 245
Nonperforming | Construction and property development | Credit risk | Forborne loan portfolio | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	1,369
Nonperforming | Construction and property development | Credit risk | Forborne loan portfolio | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 1,329
Nonperforming | Construction and property development | Credit risk | Forborne loan portfolio | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	1,038
Nonperforming | Construction and property development | Credit risk | Forborne loan portfolio | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	28
Nonperforming | Other warehouses | Credit risk | Forborne loan portfolio | Accumulated impairment
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (2,772)
Nonperforming | Other warehouses | Credit risk | Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	874,840
Nonperforming | Other warehouses | Credit risk | Forborne loan portfolio | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 1,668
Nonperforming | Other warehouses | Credit risk | Forborne loan portfolio | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	181,469
Nonperforming | Other warehouses | Credit risk | Forborne loan portfolio | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 5,834
Nonperforming | Other warehouses | Credit risk | Forborne loan portfolio | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	3,505
Nonperforming | Other warehouses | Credit risk | Forborne loan portfolio | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 823